Summary of significant accounting policies - Intangible assets (Details)	Dec. 31, 2023
Land use rights
Intangible assets, net
Estimated useful lives	30 years
Audio - visual license
Intangible assets, net
Estimated useful lives	9 years
Acquired computer software
Intangible assets, net
Estimated useful lives	5 years